Quarterly Holdings Report
for
Fidelity® Blue Chip Value ETF
April 30, 2025
VTF-NPRT3-0625
1.9897888.104
Common Stocks - 97.8%
	Shares	Value ($)
CANADA - 1.8%
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Canadian Natural Resources Ltd (United States)	24,390	699,749
Imperial Oil Ltd (United States)	11,394	767,728
		1,467,477
Materials - 0.6%
Chemicals - 0.6%
Nutrien Ltd (United States)	13,860	790,713
TOTAL CANADA		2,258,190
GERMANY - 0.6%
Health Care - 0.6%
Biotechnology - 0.6%
BioNTech SE ADR (a)	7,545	785,812
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	622	114,640
SWEDEN - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Autoliv Inc	1,557	145,159
SWITZERLAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	1,103	161,457
UNITED KINGDOM - 4.5%
Consumer Staples - 1.0%
Beverages - 1.0%
Coca-Cola Europacific Partners PLC	7,964	722,653
Diageo PLC ADR	5,056	566,373
		1,289,026
Health Care - 2.0%
Pharmaceuticals - 2.0%
Astrazeneca PLC ADR	32,483	2,331,955
Utilities - 1.5%
Multi-Utilities - 1.5%
National Grid PLC ADR	26,224	1,914,352
TOTAL UNITED KINGDOM		5,535,333
UNITED STATES - 90.6%
Communication Services - 3.3%
Entertainment - 0.9%
Walt Disney Co/The	12,445	1,131,873
Interactive Media & Services - 0.7%
Alphabet Inc Class A	5,298	841,322
Media - 1.7%
Comcast Corp Class A	60,565	2,071,323
TOTAL COMMUNICATION SERVICES		4,044,518

Consumer Discretionary - 4.6%
Diversified Consumer Services - 1.3%
H&R Block Inc	26,601	1,605,902
Specialty Retail - 2.9%
Lowe's Cos Inc	4,878	1,090,526
Murphy USA Inc	1,114	555,407
Ross Stores Inc	8,217	1,142,163
Ulta Beauty Inc (a)	2,120	838,757
		3,626,853
Textiles, Apparel & Luxury Goods - 0.4%
Tapestry Inc	7,425	524,576
TOTAL CONSUMER DISCRETIONARY		5,757,331

Consumer Staples - 10.5%
Beverages - 2.4%
Coca-Cola Co/The	15,547	1,127,935
Keurig Dr Pepper Inc	54,394	1,881,488
		3,009,423
Consumer Staples Distribution & Retail - 2.6%
BJ's Wholesale Club Holdings Inc (a)	9,407	1,105,887
Target Corp	4,099	396,373
US Foods Holding Corp (a)	20,433	1,341,632
Walgreens Boots Alliance Inc	38,495	422,290
		3,266,182
Food Products - 1.8%
JM Smucker Co	4,640	539,493
Mondelez International Inc	17,599	1,199,020
Tyson Foods Inc Class A	7,486	458,442
		2,196,955
Household Products - 1.6%
Procter & Gamble Co/The	11,853	1,926,942
Personal Care Products - 2.1%
Kenvue Inc	112,315	2,650,634
TOTAL CONSUMER STAPLES		13,050,136

Energy - 7.2%
Oil, Gas & Consumable Fuels - 7.2%
ConocoPhillips	13,244	1,180,305
Exxon Mobil Corp	49,063	5,182,525
Shell PLC ADR	39,363	2,538,126
		8,900,956
Financials - 25.2%
Banks - 10.3%
Bank of America Corp	75,597	3,014,808
Cullen/Frost Bankers Inc	2,644	307,947
JPMorgan Chase & Co	12,676	3,100,803
M&T Bank Corp	6,793	1,153,180
PNC Financial Services Group Inc/The	9,925	1,594,848
US Bancorp	24,491	987,967
Wells Fargo & Co	37,219	2,642,921
		12,802,474
Capital Markets - 2.1%
Bank of New York Mellon Corp/The	5,816	467,665
Blackrock Inc	1,066	974,601
Northern Trust Corp	11,702	1,099,754
State Street Corp	1,179	103,870
		2,645,890
Consumer Finance - 1.0%
Capital One Financial Corp	6,664	1,201,253
Financial Services - 4.7%
Berkshire Hathaway Inc Class B (a)	9,021	4,810,448
Visa Inc Class A	2,837	980,184
		5,790,632
Insurance - 6.4%
Chubb Ltd	7,553	2,160,762
Hartford Insurance Group Inc/The	3,669	450,076
The Travelers Companies, Inc.	13,971	3,690,161
Willis Towers Watson PLC	5,350	1,646,730
		7,947,729
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
AGNC Investment Corp	49,839	440,078
Annaly Capital Management Inc	21,158	414,697
		854,775
TOTAL FINANCIALS		31,242,753

Health Care - 14.4%
Biotechnology - 1.5%
Gilead Sciences Inc	17,973	1,914,843
Health Care Providers & Services - 9.0%
Centene Corp (a)	48,279	2,889,498
Cigna Group/The	11,130	3,784,646
CVS Health Corp	28,185	1,880,221
UnitedHealth Group Inc	6,412	2,638,153
		11,192,518
Pharmaceuticals - 3.9%
Elanco Animal Health Inc (a)	60,976	578,052
GSK PLC ADR	46,608	1,857,330
Haleon PLC ADR	113,727	1,154,329
Merck & Co Inc	13,962	1,189,562
		4,779,273
TOTAL HEALTH CARE		17,886,634

Industrials - 11.6%
Aerospace & Defense - 2.5%
L3Harris Technologies Inc	3,087	679,202
Lockheed Martin Corp	2,489	1,189,120
Northrop Grumman Corp	1,984	965,216
Textron Inc	3,695	260,017
		3,093,555
Air Freight & Logistics - 0.6%
CH Robinson Worldwide Inc	4,968	443,245
United Parcel Service Inc Class B	2,637	251,306
		694,551
Building Products - 1.2%
Builders FirstSource Inc (a)	3,256	389,515
Johnson Controls International plc	12,551	1,053,029
		1,442,544
Electrical Equipment - 0.5%
GE Vernova Inc	307	113,841
Regal Rexnord Corp	4,490	475,222
		589,063
Ground Transportation - 1.2%
CSX Corp	26,094	732,459
Norfolk Southern Corp	3,179	712,255
		1,444,714
Industrial Conglomerates - 0.6%
3M Co	5,244	728,444
Machinery - 4.0%
Allison Transmission Holdings Inc	2,655	244,897
Cummins Inc	504	148,095
Deere & Co	5,432	2,518,058
Dover Corp	3,527	601,883
Pentair PLC	11,165	1,013,000
Westinghouse Air Brake Technologies Corp	2,662	491,778
		5,017,711
Professional Services - 0.3%
Maximus Inc	7,887	528,114
Trading Companies & Distributors - 0.7%
Ferguson Enterprises Inc	4,803	814,877
TOTAL INDUSTRIALS		14,353,573

Information Technology - 6.2%
Communications Equipment - 2.2%
Cisco Systems Inc	46,629	2,691,893
IT Services - 1.7%
Amdocs Ltd	13,959	1,236,488
Cognizant Technology Solutions Corp Class A	12,225	899,393
		2,135,881
Semiconductors & Semiconductor Equipment - 0.9%
Broadcom Inc	940	180,922
Micron Technology Inc	12,160	935,712
		1,116,634
Software - 1.2%
Gen Digital Inc	57,143	1,478,289
Technology Hardware, Storage & Peripherals - 0.2%
Western Digital Corp (a)	6,090	267,107
TOTAL INFORMATION TECHNOLOGY		7,689,804

Materials - 2.1%
Chemicals - 0.3%
CF Industries Holdings Inc	5,083	398,354
Construction Materials - 0.9%
CRH PLC	11,535	1,100,670
Containers & Packaging - 0.9%
Crown Holdings Inc	8,785	846,259
Silgan Holdings Inc	5,272	272,299
		1,118,558
TOTAL MATERIALS		2,617,582

Real Estate - 1.6%
Retail REITs - 0.4%
Simon Property Group Inc	3,342	525,964
Specialized REITs - 1.2%
Crown Castle Inc	8,253	872,837
Lamar Advertising Co Class A	2,828	321,855
Outfront Media Inc	13,543	204,906
		1,399,598
TOTAL REAL ESTATE		1,925,562

Utilities - 3.9%
Electric Utilities - 3.4%
Edison International	12,279	657,049
Eversource Energy	12,498	743,381
FirstEnergy Corp	16,967	727,545
PG&E Corp	113,794	1,879,878
Southern Co/The	2,533	232,757
		4,240,610
Gas Utilities - 0.3%
UGI Corp	10,784	353,607
Multi-Utilities - 0.2%
Sempra	3,242	240,783
TOTAL UTILITIES		4,835,000

TOTAL UNITED STATES		112,303,849
TOTAL COMMON STOCKS (Cost $106,318,384)		121,304,440

TOTAL INVESTMENT IN SECURITIES - 97.8% (Cost $106,318,384)	121,304,440
NET OTHER ASSETS (LIABILITIES) - 2.2%	2,728,623
NET ASSETS - 100.0%	124,033,063

Legend

(a)	Non-income producing

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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